Related Party Transactions and Balances - Schedule of Remuneration for Key Management Personnel of the Group (Details) - Chief Executive Officer [Member] - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Remuneration for Key Management Personnel of the Group [Line Items]
Key management personnel remuneration		$ 585	$ 483	$ 269
Under current liabilities
Amount due to a shareholder		(9)	(2)
Under non-current liabilities
Loan due to a shareholder		(22,310)	(21,567)
grant of a loan due to a shareholder [Member]
Schedule of Remuneration for Key Management Personnel of the Group [Line Items]
Transaction with a shareholder	[1]	3,491	5,314
repayment of a loan due to a shareholder [Member]
Schedule of Remuneration for Key Management Personnel of the Group [Line Items]
Transaction with a shareholder	[1]	(2,888)	(6,362)
interest expense on a loan due to a shareholder [Member]
Schedule of Remuneration for Key Management Personnel of the Group [Line Items]
Transaction with a shareholder		298	351
the lease of office area under lease expenses [Member]
Schedule of Remuneration for Key Management Personnel of the Group [Line Items]
Transactions with a related company in which a former director of a subsidiary of the Company was a former director	[1]			53
the charge of building and management fee [Member]
Schedule of Remuneration for Key Management Personnel of the Group [Line Items]
Transactions with a related company in which a former director of a subsidiary of the Company was a former director	[2]			7
the recharge of payroll for the secondment of staff personnel [Member]
Schedule of Remuneration for Key Management Personnel of the Group [Line Items]
Transactions with a related company in which a former director of a subsidiary of the Company was a former director				28
grant of a loan due to a related company [Member]
Schedule of Remuneration for Key Management Personnel of the Group [Line Items]
Transactions with a related company in which a former director of a subsidiary of the Company was a former director				6,105
repayment of a loan due to a related company [Member]
Schedule of Remuneration for Key Management Personnel of the Group [Line Items]
Transactions with a related company in which a former director of a subsidiary of the Company was a former director				(1,308)
interest expense on a loan due to a related company [Member]
Schedule of Remuneration for Key Management Personnel of the Group [Line Items]
Transactions with a related company in which a former director of a subsidiary of the Company was a former director				$ 312
provision of guarantee on bank borrowings, limited up to [Member]
Schedule of Remuneration for Key Management Personnel of the Group [Line Items]
provision of guarantee on bank borrowings, limited up to				unlimited

[1]	The amount due to a shareholder represents the miscellaneous expenses paid on behalf of the Group, and is non-secured, interest-free and repayable on demand.
[2]	The loan due to a shareholder is non-secured, bearing interest at HIBOR, subject to a cap of 1.5% per annum, and the repayment date of this loan was extended to June 30, 2028.